Employee Benefit Plans (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Employee Benefit Plans
Employer match of first tier of employee contribution (as a percent)	100		100
First tier percentage of compensation eligible for match	3		3
Employer match of second tier of employee contribution (as a percent)	50		50
Second tier percentage of compensation eligible for match	4		4
Employer matching contributions	$ 0.8	$ 0.4	$ 2.2	$ 1.2	$ 1.5